LEASES - Narrative (Details)	Mar. 31, 2026	Dec. 31, 2025
LEASES
Weighted-average remaining lease term	1 year 9 months	2 years
Weighted-average discount rate	3.94%	3.94%
Minimum
LEASES
Lease term	3 years	3 years
Maximum
LEASES
Lease term	5 years	5 years